Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Balances and Transactions [Abstract]
Schedule of Related Parties Outstanding

The following balances were outstanding as of December 31, 2024, 2023 and 2022, respectively, which are at market value:

Trade account receivables from related parties	2024		2023	2022

Campalier, S.A. de C.V. (shareholder)	Ps.	250	104	-
Fundación Betterware., A.C. (affiliated)		-	-	61
		250	104	61

Trade account payables to related parties	2024		2023	2022

Campalier, S.A. de C.V. (shareholder)	Ps.	1,237	-	96,859

Schedule of Trading Transactions	Trading transactions
	2024			2023		2022
Revenues / expenses to Betterware with:	Lease income		Donation expenses	Lease income	Donation expenses	Lease income	Donation expenses

Fundación Betterware., A.C.	Ps.	63	1,087	63	5,430	63	3,350

	2024			2023		2022
Revenues to Betterware / Expenses to Lazos with:	Services revenue		Interest expenses	Services revenue	Interest expenses	Interest expenses

Campalier, S.A. de C.V.	Ps.	2,454	3,045	222	5,064	7,479